Long-Term Debt and Bonds	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Bonds [Abstract]
Long-Term Debt and Bonds
7.	Long-Term Debt and Bonds

The amounts of long-term debt and bonds shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2026	Current	Non-current	December 31, 2025	Current	Non-current

Nordea Bank secured term loan	$10,834	$2,032	$8,802	$12,500	$3,333	$9,167
Alpha Bank secured term loans	26,600	13,667	12,933	28,700	4,200	24,500
Huican sale and lease back financing	43,276	2,538	40,738	44,545	2,538	42,007
Kenzan Kaiun sale and lease back financing	41,647	2,603	39,044	42,938	2,603	40,335
Kowa Kaiun sale and lease back financing	43,760	2,500	41,260	-	-	-
less unamortized deferred financing costs	(1,891)	(416)	(1,475)	(1,493)	(283)	(1,210)
Total debt, net of deferred financing costs	$164,226	$22,924	$141,302	$127,190	$12,391	$114,799

	June 30, 2026	Current	Non-current	December 31, 2025	Current	Non-current

Bonds	$150,000	$-	$150,000	$100,000	$-	$100,000
less unamortized premiums and discounts	(1,054)	-	(1,054)	(3,000)	-	(3,000)
less unamortized deferred financing costs	(3,138)	-	(3,138)	(1,858)	-	(1,858)
Total bonds, net of unamortized premiums, discounts and deferred financing costs	$145,808	$-	$145,808	$95,142	$-	$95,142

Secured Term Loans: The Company, through its vessel-owning subsidiaries, has entered into various long-term loan agreements with certain financial institutions (as described below) to partially finance the acquisition cost of its tanker vessels. The Company’s bank loans are repayable in quarterly installments. Certain loan agreements also require a balloon payment to be made together with the final scheduled installment, while one loan agreement does not include a balloon payment at maturity. The Company’s loans bear variable interest at SOFR plus a fixed margin, which during the six months ended June 30, 2026 ranged from 0.50% to 2.50%. The loan maturities fall due in July 2030, and at each utilization date, arrangement fees ranging from 0.50% to 0.70% were paid. As of June 30, 2026, the term loans were collateralized by four of the Company’s tanker vessels, whose aggregate net book value was $106,269.

Nordea Bank Abp, Filial i Norge (“Nordea Bank”)

On August 4, 2023, the Company refinanced the existing outstanding loan of the amount of $17,859 with Nordea Bank which was initially entered to partially finance the acquisition of the vessels “Blue Moon” and “Briolette”, with a revolving credit in an aggregate amount not exceeding $20,000 at any one time. As such, the Company drew down an amount of $2,141. The new loan has a duration of 5 years from the signing date of the agreement. The Company followed the applicable guidance of ASC 470 and concluded that the specific loan should be treated as a term loan, however, if a prepayment occurs during the life of the facility, then the accounting guidance for revolving credit facilities would apply. Subsequent to the balance sheet date, the Company agreed with Nordea to amend the interest rate clause and extend the loan’s maturity (Note 12).

Alpha Bank S.A (“Alpha Bank”)

In November 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Aliki” signed a loan agreement with Alpha Bank, to support the acquisition of the vessel by providing a secured term loan of up to $18,250. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in November 2022.

Furthermore, in December 2022, the Company, through the vessel-owning subsidiary of the vessel “P. Long Beach” signed a loan agreement with Alpha Bank S.A, to support the acquisition of the vessel by providing a secured term loan of up to $22,000. The maximum loan amount was drawn down upon the vessel’s delivery to the Company in December 2022.

In April 2024, the Company agreed with Alpha Bank to amend the interest rate clauses of the two loan agreements discussed above. The Company can, at its option, place in collateral accounts amounts equal, or less, to each outstanding loan principal for the benefit of lowering the margin of the loans from 2.35% and 2.60% to 0.65%. The amounts placed in the collateral accounts are not legally restricted as long as the Company has not received from the lenders any notice for an event of default, and may, at the Company’s option, be withdrawn from the respective collateral accounts on the last day of an interest period with prior written notice to the Lender. Upon such withdrawal, the initial margin (2.35% for the “P. Long Beach” loan, and 2.60% for the “P. Aliki” loan) shall reinstate on such part of the loan. Accordingly, as of June 30, 2026, and December 31, 2025, the Company had placed in Alpha Bank’s collateral accounts the aggregate amount of $26,600 and $28,700, respectively, being equal to the loans’ outstanding principal amounts, and these cash amounts are included in Cash and cash equivalents in the accompanying consolidated balance sheets.

On July 23, 2025, the Company, through the vessel-owning subsidiaries of the vessels “P. Aliki” and “P. Long Beach”, signed a new loan agreement with Alpha Bank for an aggregate amount of $29,750, with the purpose of refinancing their existing indebtedness with the lenders. The new loan agreement extends the maturity of the loan to five years from drawing, reduces the applicable margin to 1.90% and includes financial and informational covenants similar to the two previously existing loan agreements with Alpha Bank. On July 24, 2025, the Company drew down in full the amount of $29,750 and repaid an equal amount in respect of the indebtedness of the old loan agreements with Alpha Bank, which were consequently terminated. The refinancing was accounted for as a debt modification under ASC 470.

Due to the classification of the vessel “P. Aliki” as held for sale (Note 6), the Company classified an amount of $11,567 in Current portion of long-term debt, net of unamortized deferred financing costs in the accompanying consolidated balance sheets of June 30, 2026. Subsequent to the balance sheet date, the Company prepaid to Alpha Bank a total amount of $12,775 (including the current portion of long-term debt in connection with the upcoming sale of the vessel “P. Aliki”) (Note 12).

Sale and Lease-Back Financing:

From July 2025 to March 2026 the Company took delivery of its newbuilding vessels Hull 1515, H1596 and H1597, which were renamed “P. Massport”, “P. Tokyo” and “P. Marseille”, respectively. At the time of the vessels’ delivery from the shipyard, as part of previously signed sale and lease back agreements with unaffiliated third parties, the Company delivered the vessels to the new buyers collecting the financing amount of $44,250, $45,392 and $45,000, respectively, and chartered back the vessels from eight to ten years, respectively, on a bareboat basis.  The Company has continuous options to repurchase the vessels at predetermined rates following the second anniversary of the bareboat charter. The Company has a purchase obligation for “P. Tokyo” and “P. Marseille” at the end of the lease term, while for “P. Massport” in case the Company does not exercise its call option by the end of the lease term, then the owners can exercise their put option according to which the Company will be obliged to purchase the vessel. The Company concluded that the sale and lease-back agreements were financing arrangements. The agreements are repayable in monthly installments plus one balloon installment per agreement to be paid together with the last installment. The agreements also bear variable interest at SOFR plus a fixed margin, which during the six months ended June 30, 2026 ranged from 2.05% to 2.425% per annum. The maturities fall due in June 2033 and August 2035, and at each utilization date were paid arrangement fees ranging between 0.80% and 1.60%.

Nordic Trustee Bond (“the Bonds”)

On July 2, 2025, the Company announced the successful placement of $100,000 of senior secured bonds in the Nordic bond market. The bonds mature in July 2029 and bear a fixed coupon of 9.875% per annum, payable semi-annually in arrears. The bonds were issued at 97% of par, and the offering closed on July 17, 2025. The Company received net proceeds of $94,748, which were initially restricted until their utilization in December 2025 to partially finance the acquisition of the Suezmax tanker vessels “P. Beverly Hills” and “P. Bel Air”.

Prior to the execution of the amended and restated bond agreement in June 2026 described below, the bonds were secured by first-priority mortgages over the Company’s vessels “P. Monterey” and “P. Sophia”. Upon execution of the amended and restated bond agreement, the mortgage over “P. Sophia” was released and the remaining security package for the vessel “P. Monterey” was subsequently released. The bond agreement also includes customary informational and financial covenants and requires a minimum cash liquidity of $20,000 at all times during the bond period. The Company is permitted to make dividend distributions, provided that no events of default exist, and up to a certain percentage of the Company’s net profits.

On January 13, 2026, the Company announced the successful placement of a $50,000 tap issue under the existing bond. The tap issue bears interest at the same fixed rate of 9.875% per annum, payable semi-annually in arrears, and was priced at a premium of 103.00% of par. The tap issue closed on January 27, 2026, and the Company received net proceeds of $50,724. Following the tap issue, the total outstanding amount under the Company’s Bonds increased to $150,000. The net proceeds are available for general corporate purposes in accordance with the terms of the tap issue. On April 1, 2026, the Company’s $150,000 aggregate principal amount of bonds was listed on the Oslo Stock Exchange.

Finally, on June 26, 2026, the Company entered into an amended and restated bond agreement governing its 9.875% senior bonds. Upon execution of the amended and restated bond agreement, the Bonds became senior unsecured obligations of the Company following the release of the existing security package, including the first-priority ship mortgages over the “P. Monterey” and “P. Sophia” vessels. In addition, the amended and restated bond agreement removed the restrictions on the use of proceeds from the sale of collateral vessels, increased the minimum liquidity covenant from $20,000 to $30,000, and provided for the payment of a one-time amendment fee of $488, being equal to 0.325% of the $150,000 aggregate principal amount of the Bonds, which was accounted for under the provisions of ASC 470 for debt modification and is included in Bonds, net of unamortized premiums, discounts and deferred financing costs in the accompanying balance sheets.

All bank loans are guaranteed by Performance Shipping Inc. and are also secured by first priority mortgages over the financed fleet, first priority assignments of earnings, insurances and of any charters exceeding durations of certain length of time, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings, and also require a minimum hull value of the financed vessels. The loan agreements and the bond terms also impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. As at June 30, 2026 and December 31, 2025, the maximum compensating cash balance required under the Company’s loan agreements and bond amounted to $30,000 and $20,000, respectively, and is included in Cash and cash equivalents in the accompanying consolidated balance sheets. Also, as at June 30, 2026 and December 31, 2025, the restricted cash, being pledged deposits, required under the Company’s loan agreements amounted to $1,000 and $1,089, respectively, and is included in Restricted cash, current and Restricted cash, non-current in the accompanying consolidated balance sheets.  As at June 30, 2026 and December 31, 2025, the Company was in compliance with all of its loan covenants.

The weighted average interest rate of the Company’s long-term debt for the six months ended June 30, 2026 and 2025 was 7.26% and 5.57%, respectively.

For the six months ended June 30, 2026, and 2025, total interest expense on long-term debt and bonds amounted to $11,385 and $1,282 and is included in Interest and finance costs in the accompanying unaudited interim consolidated statement of operations. Accrued interest on long term debt as of June 30, 2026 and December 31, 2025, amounted to $6,868 and $4,781, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets.

As at June 30, 2026, the maturities of the drawn portions of the debt facilities (bank loans, sale and lease back financing and the bond financing), as described above, are as follows:

Principal Repayment
Year 1	$25,073
Year 2	12,456
Year 3	12,450
Year 4	162,450
Year 5 and thereafter	103,688
Total	$316,117